Commitments and contingencies - Additional Information (Details) - CNY (¥) ¥ in Thousands	Jul. 18, 2019	Jul. 08, 2019	May 21, 2019
Hailiang Group and Hailiang Senior Middle School [Member]
Disclosure of Commitment And Contingencies Lawsuit [LineItems]
Damages requested by the opposing party of the suit		¥ 3,010
Increase in damages payable by the company		¥ 7,510
Ronghuai Education Group And Zhuji Ronghuai School [Member]
Disclosure of Commitment And Contingencies Lawsuit [LineItems]
Damages claimed by the company			¥ 3,000
Increase in damages claimed by the company			7,508
Damages compensated by the opposing party of the suit			¥ 3,000
Ronghuai Education Group And Zhuji Ronghuai School [Member] | Hailiang Group and Hailiang Senior Middle School [Member]
Disclosure of Commitment And Contingencies Lawsuit [LineItems]
Damages requested by the opposing party of the suit	¥ 10,000